UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21311

PIMCO High Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	3/31/06

Date of reporting period:	12/31/05

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PIMCO High Income Fund Schedule of Investments

December 31, 2005 (unaudited)

Principal Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—86.7%
Aerospace—0.2%
$5,600	Armor Holdings, Inc., 8.25%, 8/15/13	B1/B+	$6,048,000

Airlines—1.9%
	Continental Airlines, Inc., pass thru certificates,
16,073	6.92%, 4/2/13, Ser. 97-5A 9 (b)(g)	NR/NR	16,068,196
4,472	7.373%, 6/15/17, Ser. 01-1	Ba1/BB+	3,896,713
1,993	8.307%, 10/2/19, Ser. 00-2	Ba2/BB-	1,758,615
2,460	Northwest Airlines, Inc., pass thru certificates, 6.81%, 2/1/20, Ser. 99-1A (f)	B1/B+	2,318,685
4,158	U.S. Airway Group, Inc., 9.625%, 9/1/24 (f)(g)	NR/NR	1,789,755
	United Air Lines, Inc., pass thru certificates
1,041	4.09%, 3/2/49, Ser. 97-A, FRN (f)	NR/NR	1,041,439
478	6.602%, 9/1/13, Ser. 01-1 (f)	NR/NR	471,772
14,261	7.186%, 4/1/11, Ser. 00-2 (f)	NR/NR	14,216,242
7,745	7.73%, 7/1/10, ABS	NR/NR	7,713,011
745	7.783%, 7/1/15, ABS	NR/NR	742,060
			50,016,488

Automotive—3.6%
10,450	Arvin Capital I, 9.50%, 2/1/27	Ba3/B	10,554,500
14,725	ArvinMeritor, Inc., 8.75%, 3/1/12	Ba2/BB	14,172,812
1,050	Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	B2/B	971,250
17,202	Dura Operating Corp., 8.625%, 4/15/12, Ser. B	Caa1/B-	14,277,660
10,000	Ford Motor Co., 7.45%, 7/16/31	Ba1/BB+	6,850,000
5,000	General Motors Corp., 8.375%, 7/15/33	B1/B	3,325,000
	Goodyear Tire & Rubber Co., (d)
8,300	9.00%, 7/1/15	B3/B-	8,217,000
7,000	11.25%, 3/1/11, Ser. AI	B3/B3	7,875,000
	Tenneco Automotive, Inc.,
6,000	8.625%, 11/15/14	B3/B-	5,700,000
14,025	10.25%, 7/15/13, Ser. B	B2/B-	15,392,438
8,245	TRW Automotive, Inc., 9.375%, 2/15/13	Ba3/BB-	8,966,437
			96,302,097

Chemicals—2.4%
	ARCO Chemical Co.,
3,808	9.80%, 2/1/20	B1/BB-	4,293,520
2,000	10.25%, 11/1/10	B1/BB-	2,210,000
15,000	Equistar Chemicals L.P., 10.125%, 9/1/08	B2/BB-	16,350,000
8,925	International Specialty ChemCo, 10.625%, 12/15/09, Ser. B	B2/B+	9,415,875
9,050	Nalco Co., 8.875%, 11/15/13	Caa1/B-	9,525,125
3,350	PQ Corp., 7.50%, 2/15/13 (d)	B3/B-	3,132,250
6,650	Rhodia S.A., 7.625%, 6/1/10	B3/CCC+	6,716,500
	Rockwood Specialties Group, Inc.,
2,500	7.50%, 11/15/14 (d)	B3/B-	2,503,125
5,000	7.50%, 11/15/14	B3/B-	5,006,250
5,000	Tronox Worldwide LLC, 9.50%, 12/1/12 (b)(d)	B1/B+	5,125,000
			64,277,645

PIMCO High Income Fund Schedule of Investments

December 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Commercial Products—0.3%
$7,300	Hertz Corp., 8.875%, 1/1/14 (b)(d)	B1/B	$7,473,375

Computer Services—0.9%
	Sungard Data Systems, Inc., (d)
10,300	9.125%, 8/15/13	B3/B-	10,712,000
13,000	10.25%, 8/15/15	Caa1/B-	13,065,000
			23,777,000

Computer Software—0.4%
9,500	UGS Corp., 10.00%, 6/1/12	B3/B-	10,402,500

Consumer Products—0.9%
	Buhrmann US, Inc.,
500	7.875%, 3/1/15	B2/B	490,625
5,875	8.25%, 7/1/14	B2/B	5,926,406
12,250	Rayovac Corp., 8.50%, 10/1/13	B3/B-	10,749,375
1,685	Russell Corp., 9.25%, 5/1/10	B2/B	1,716,594
7,135	Spectrum Brands, Inc., 7.375%, 2/1/15	B3/B-	5,993,400
			24,876,400

Containers & Packaging—2.8%
	Crown Americas LLC (d)
2,475	7.625%, 11/15/13	B1/B	2,580,187
5,100	7.75%, 11/15/15	B1/B	5,304,000
	Jefferson Smurfit Corp.,
11,200	7.50%, 6/1/13	B2/CCC+	10,360,000
14,263	8.25%, 10/1/12	B2/CCC+	13,763,795
500	Norampac, Inc., 6.75%, 6/1/13	Ba2/BB+	485,000
	Owens Brockway-Glass Container, Inc.,
1,450	6.75%, 12/1/14	B2/B	1,413,750
1,500	7.75%, 5/15/11	B1/BB-	1,573,125
8,100	8.25%, 5/15/13	B2/B	8,403,750
2,159	8.75%, 11/15/12	B1/BB-	2,331,720
	Stone Container Enterprises, Inc.,
10,000	8.375%, 7/1/12	B2/CCC+	9,725,000
5,000	9.25%, 2/1/08	B2/CCC+	5,150,000
12,850	9.75%, 2/1/11	B2/CCC+	13,042,750
			74,133,077

Energy—2.4%
16,195	NRG Energy, Inc., 8.00%, 12/15/13	B1/B	18,138,400
	Reliant Energy, Inc.,
11,175	6.75%, 12/15/14	B1/B+	9,806,062
7,025	9.25%, 7/15/10	B1/B+	7,060,125
27,125	9.50%, 7/15/13	B1/B+	27,328,438
			62,333,025

Financing—12.0%
31,456	AES Ironwood LLC, 8.857%, 11/30/25	B2/B+	34,915,964
8,239	AES Red Oak LLC, 8.54%, 11/30/19, Ser. A	B2/B+	9,104,204

PIMCO High Income Fund Schedule of Investments

December 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financing (continued)
$22,166	BCP Crystal U.S. Holding Corp., 9.625%, 6/15/14	B3/B-	$24,770,505
17,700	Bluewater Finance, Ltd., 10.25%, 2/15/12	B1/B	19,116,000
10,000	Bombardier Capital, Inc., 7.09%, 3/30/07, Ser. AI (b)	NR/NR	10,062,500
7,700	Chukchansi Economic Development Authority, 8.00%, 11/15/13 (d)	B2/BB-	7,940,625
€275	Cirsa Finance Luxembourg S.A., 8.75%, 5/15/14	B1/B+	340,595
$9,977	Consolidated Communications Holdings, 9.75%, 4/1/12	B3/B	10,675,390
6,500	Eircom Funding, 8.25%, 8/15/13	B1/BB-	6,987,500
	Ford Motor Credit Co.,
33,000	7.375%, 2/1/11	Baa3/BB+	28,954,398
35,000	7.875%, 6/15/10	Baa3/BB+	31,524,605
	General Motors Acceptance Corp.,
2,729	6.00%, 4/1/11	Ba1/BB	2,458,613
3,200	6.875%, 9/15/11	Ba1/BB	2,921,552
500	6.875%, 8/28/12	Ba1/BB	451,247
23,700	7.25%, 3/2/11	Ba1/BB	21,806,275
29,800	7.75%, 1/19/10	Ba1/BB	27,853,226
8,550	8.00%, 11/1/31	Ba1/BB	8,211,582
	JET Equipment Trust, (d)(f)
242	7.63%, 8/15/12, Ser. 95-B	NR/NR	214,045
400	10.00%, 6/15/12, Ser. A11	NR/NR	364,000
32,690	JSG Funding PLC, 9.625%, 10/1/12	B3/B-	32,853,450
14,345	KRATON Polymers LLC, 8.125%, 1/15/14	Caa1/B-	13,842,925
18,000	Universal City Development Partners Ltd., 11.75%, 4/1/10	B2/B-	20,272,500
3,500	Universal City Florida Holding Co., 8.375%, 5/1/10	B3/B-	3,438,750
			319,080,451

Food—0.9%
1	Dole Foods Co., Inc., 8.875%, 3/15/11	B2/B+	837
22,950	Ingles Markets, Inc., 8.875%, 12/1/11	B3/B	23,868,000
			23,868,837

Healthcare & Hospitals—3.8%
8,000	Davita, Inc., 7.25%, 3/15/15	B3/B	8,140,000
	HCA, Inc.,
650	6.95%, 5/1/12	Ba2/BB+	677,459
7,475	7.50%, 12/15/23	Ba2/BB+	7,693,285
6,465	7.50%, 11/6/33	Ba2/BB+	6,707,541
	HEALTHSOUTH Corp.,
1,000	7.00%, 6/15/08	NR/NR	1,007,500
5,675	7.625%, 6/1/12	NR/NR	5,788,500
17,045	8.375%, 10/1/11	NR/NR	17,428,512
3,810	8.50%, 2/1/08	NR/NR	3,857,625
7,875	10.75%, 10/1/08	NR/NR	7,914,375
18,990	Rotech Healthcare, Inc., 9.50%, 4/1/12	B2/B	20,034,450
	Tenet Healthcare Corp.,
12,000	7.375%, 2/1/13	B3/B	11,130,000
10,925	9.875%, 7/1/14	B3/B	11,116,187
			101,495,434

PIMCO High Income Fund Schedule of Investments

December 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Hotels/Gaming—2.9%
$2,000	Gaylord Entertainment Co., 8.00%, 11/15/13	B3/B-	$2,105,000
14,746	ITT Corp., 7.75%, 11/15/25	Ba1/BB+	15,151,515
19,279	Mandalay Resort Group, 9.375%, 2/15/10	Ba3/B+	21,206,900
1,100	MGM Mirage, Inc., 8.375%, 2/1/11	Ba3/B+	1,182,500
9,073	Premier Entertainment LLC, 10.75%, 2/1/12	B3/B-	8,800,810
28,875	Wynn Las Vegas LLC, 6.625%, 12/1/14	B2/B+	28,225,313
			76,672,038

Manufacturing—0.7%
7,000	Bombardier, Inc., 6.75%, 5/1/12 (d)	Ba2/BB	6,510,000
9,545	Dresser, Inc., 9.375%, 4/15/11	B2/B-	10,093,838
1,300	Invensys PLC, 9.875%, 3/15/11 (d)	B3/B-	1,293,500
			17,897,338

Medical Products—0.5%
13,485	VWR International, Inc., 8.00%, 4/15/14	Caa1/B-	13,485,000

Miscellaneous—7.7%
72,800	Dow Jones CDX US High Yield, 8.75%, 12/29/10, Ser. 5-T1 (d)(h)	B3/NA	73,255,000
126,966	Target Return Index Security Trust, 7.651%, 6/15/15, VRN (a)(d)(h)	B1/BB-	130,671,733
			203,926,733

Multi-Media—5.8%
€4,000	Cablecom Luxembourg SCA, 9.375%, 4/15/14 (d)	Caa1/CCC+	5,408,236
$5,600	Cablevision Systems Corp., 8.00%, 4/15/12, Ser. B	B3/B	5,264,000
	CCO Holdings LLC,
13,000	8.75%, 11/15/13 (d)	B3/CCC-	12,447,500
26,300	8.75%, 11/15/13	B3/CCC-	25,182,250
4,605	Charter Communications Holdings II LLC, 10.25%, 9/15/10	Caa1/CCC-	4,605,000
	Charter Communications Operating LLC, (d)
13,000	8.00%, 4/30/12	B2/B-	13,000,000
14,325	8.375%, 4/30/14	B2/B-	14,325,000
	CSC Holdings, Inc.,
6,300	7.625%, 7/15/18	B2/B+	6,016,500
1,485	7.875%, 2/15/18	B2/B+	1,440,450
4,425	8.125%, 7/15/09, Ser. B	B2/B+	4,491,375
4,750	Iesy Repository GmbH, 10.375%, 2/15/15 (d)	Caa1/CCC+	4,963,750
€11,370	Lighthouse International Co. S.A., 8.00%, 4/30/14 (d)	B3/B	14,266,465
$24,595	Mediacom Broadband LLC, 11.00%, 7/15/13	B2/B	26,562,600
€5,000	Telenet Communications NV, 9.00%, 12/15/13 (d)	B2/B-	6,561,246
	Young Broadcasting, Inc.,
$7,300	8.75%, 1/15/14	Caa2/CCC	6,469,625
1,350	10.00%, 3/1/11	Caa2/CCC	1,270,688
			152,274,685

Oil & Gas—10.7%
	Dynergy-Roseton Danskammer, Inc., pass thru certificates,
5,050	7.27%, 11/8/10, Ser. A	B2/B	5,091,031
25,500	7.67%, 11/8/16, Ser. B	B2/B	25,579,688
	El Paso CGP Co.,
2,625	6.95%, 6/1/28	Caa1/B-	2,395,312
1,350	7.625%, 9/1/08	Caa1/B-	1,377,000
4,300	7.75%, 6/15/10	Caa1/B-	4,407,500
	El Paso Corp.,
5,650	7.375%, 12/15/12	Caa1/B-	5,706,500
29,150	7.80%, 8/1/31	Caa1/B-	29,222,875
1,600	7.875%, 6/15/12	Caa1/B-	1,656,000
27,850	8.05%, 10/15/30	Caa1/B-	28,546,250

PIMCO High Income Fund Schedule of Investments

December 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Oil & Gas (continued)
$19,615	El Paso Production Holding Co., 7.75%, 6/1/13	B3/B	$20,448,638
9,550	Ferrellgas L.P., 6.75%, 5/1/14	Ba3/B+	9,072,500
14,325	Ferrellgas Partners L.P., 8.75%, 6/15/12	B2/B-	14,253,375
10,000	Gaz Capital S.A., 8.625%, 4/28/34	Baa1/BB	12,675,000
6,000	Gazprom, 9.625%, 3/1/13	NR/BB	7,257,600
	Hanover Compressor Co.,
7,585	8.625%, 12/15/10	B3/B	8,059,062
2,965	9.00%, 6/1/14	B3/B	3,246,675
12,028	Hanover Equipment Trust, 8.50%, 9/1/08, Ser. A	B2/B+	12,524,155
3,625	Newpark Resources, Inc., 8.625%, 12/15/07, Ser. B	B2/B	3,643,125
€200	Preem Petroleum AB, 9.00%, 5/15/14	B1/B	277,194
$10,375	SemGroup L.P., 8.75%, 11/15/15 (d)	B1/B	10,660,313
450	SESI LLC, 8.875%, 5/15/11	B1/BB-	473,625
	Sonat, Inc.,
5,000	7.00%, 2/1/18	Caa1/B-	4,775,000
8,000	7.625%, 7/15/11	Caa1/B-	8,180,000
5,150	Suburban Propane Partners L.P., 6.875%, 12/15/13	B1/B-	4,841,000
3,000	TransMontaigne, Inc., 9.125%, 6/1/10	B3/B-	2,962,500
4,400	Vintage Petroleum, Inc., 7.875%, 5/15/11	B1/B	4,620,000
47,500	Williams Cos., Inc., 7.875%, 9/1/21	B1/B+	51,656,250
			283,608,168

Paper/Paper Products—3.2%
	Abitibi-Consolidated, Inc.,
9,500	8.375%, 4/1/15	B1/B+	9,143,750
8,525	8.55%, 8/1/10	B1/B+	8,674,188
19,009	8.85%, 8/1/30	B1/B+	16,347,740
12,400	Bowater Canada Finance, 7.95%, 11/15/11	B1/B+	12,090,000
2,200	Bowater, Inc., 6.50%, 6/15/13	B1/B+	1,980,000
9,500	Cascades, Inc., 7.25%, 2/15/13	Ba3/BB-	8,692,500
	Georgia-Pacific Corp.,
14,275	8.00%, 1/15/24	Ba2/BB-	13,704,000
13,800	8.875%, 5/15/31	Ba2/BB-	13,903,500
			84,535,678

Printing/Publishing—1.2%
10,711	American Media Operations, Inc., 10.25%, 5/1/09, Ser. B	Caa1/CCC+	9,827,343
17,631	Dex Media West LLC, 9.875%, 8/15/13, Ser. B	B2/B	19,658,565
1,000	Hollinger, Inc., 11.875%, 3/1/11 (d)	B3/NR	1,005,000
675	Sheridan Group, Inc., 10.25%, 8/15/11	B1/B	697,781
			31,188,689

Real Estate—0.6%
10,000	B.F. Saul REIT, 7.50%, 3/1/14	B2/B+	10,225,000
5,000	Host Marriott L.P. REIT, 7.125%, 11/1/13	Ba2/BB-	5,225,000
			15,450,000

Retail—0.7%
	JC Penney Co., Inc.,
1,175	7.40%, 4/1/37	Ba1/BB+	1,318,601
15,000	8.125%, 4/1/27	Ba1/BB+	15,787,500
2,000	RH Donnelley, Inc., 10.875%, 12/15/12	B2/B2	2,265,000
			19,371,101

PIMCO High Income Fund Schedule of Investments

December 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Telecommunications—11.7%
$14,075	American Cellular Corp., 10.00%, 8/1/11, Ser. B	B3/B-	$15,341,750
6,530	Centennial Communications Corp., 8.125%, 2/1/14	B3/CCC	6,660,600
31,800	Cincinnati Bell, Inc., 8.375%, 1/15/14	B3/B-	31,442,250
	Hawaiian Telcom Communications, Inc., (d)
4,500	9.75%, 5/1/13	B3/CCC+	4,421,250
5,000	12.50%, 5/1/15	Caa1/CCC+	4,700,000
19,775	Insight Midwest L.P., 10.50%, 11/1/10	B2/B	20,887,344
	Intelsat Bermuda Ltd., (d)
3,050	8.25%, 1/15/13	B2/B+	3,095,750
15,000	8.625%, 1/15/15	B2/B+	15,225,000
11,706	MCI, Inc., 8.735%, 5/1/14	Ba3/B+	12,979,028
22,505	PanAmSat Corp., 6.875%, 1/15/28	Ba3/BB+	21,014,044
	Qwest Capital Funding, Inc.,
14,200	7.25%, 2/15/11	B3/B	14,448,500
46,500	7.90%, 8/15/10	B3/B	48,360,000
	Qwest Communications International, Inc.,
8,900	7.25%, 2/15/11	B2/B	9,122,500
15,275	7.50%, 2/15/14	B2/B	15,771,437
23,750	7.50%, 2/15/14 (d)	B2/B	24,521,875
450	Qwest Corp., 8.875%, 3/15/12	Ba3/BB	509,625
	Rural Cellular Corp.,
1,200	8.25%, 3/15/12	B2/B-	1,272,000
15,370	9.875%, 2/1/10	Caa1/CCC	16,292,200
9,400	Suncom Wireless, Inc., 8.50%, 6/1/13	Caa1/CCC-	8,789,000
12,400	Superior Essex Communications L.P., 9.00%, 4/15/12	B3/B	12,276,000
2,275	Time Warner Telecom, Inc., 10.125%, 2/1/11	Caa1/CCC+	2,394,437
10,225	Time Warner Telecom Holdings, Inc., 9.25%, 2/15/14	B3/CCC+	10,838,500
8,000	Wind Acquisition Finance S.A., 10.75%, 12/1/15 (d)	B3/B-	8,300,000
			308,663,090

Tobacco—0.1%
4,325	Alliance One International, Inc., 11.00%, 5/15/12 (d)	B3/B-	3,827,625

Transportation—0.4%
	Grupo Transportacion Ferroviaria Mexicana S.A. de CV,
5,400	9.375%, 5/1/12 (d)	B2/B+	5,940,000
5,000	12.50%, 6/15/12	B2/B+	5,725,000
			11,665,000

Utilities—6.7%
29,905	AES Corp., 8.75%, 5/15/13 (d)	Ba3/B+	32,708,594
	CMS Energy Corp.,
2,700	7.75%, 8/1/10	B1/B+	2,845,125
4,750	8.50%, 4/15/11	B1/B+	5,195,312
3,290	Homer City Funding LLC, 8.137%, 10/1/19	Ba2/BB	3,635,450
12,000	IPALCO Enterprises, Inc., 8.625%, 11/14/11	Ba1/BB-	13,140,000
23,000	Legrand Holding S.A., 8.50%, 2/15/25	Ba1/BB-	27,772,500

PIMCO High Income Fund Schedule of Investments

December 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Utilities (continued)
	Midwest Generation LLC, pass thru certificates,
$16,900	8.30%, 7/2/09, Ser. A	B1/B+	$17,628,813
23,464	8.56%, 1/2/16, Ser. B	B1/B+	25,532,223
1,500	8.75%, 5/1/34	B1/B	1,659,375
	PSEG Energy Holdings LLC,
21,500	8.50%, 6/15/11	Ba3/BB-	23,112,500
5,500	10.00%, 10/1/09	Ba3/BB-	6,077,500
3,147	Sithe/Independence Funding Corp., 9.00%, 12/30/13, Ser. A	Ba2/B	3,404,865
13,055	South Point Energy Center LLC, 8.40%, 5/30/12 (d)(f)	Caa2/D	12,018,562
2,442	Tenaska Alabama Partners L.P., 7.00%, 6/30/21 (d)	B1/B+	2,468,717
			177,199,536

Waste Management—1.3%
	Allied Waste North America, Inc.,
14,500	7.25%, 3/15/15 (d)	B2/BB-	14,717,500
17,966	9.25%, 9/1/12, Ser. B	B2/BB-	19,538,025
			34,255,525

	Total Corporate Bonds & Notes (cost—$2,251,815,369)		2,298,104,535

SOVEREIGN DEBT OBLIGATIONS—3.7%
Brazil—3.5%
	Federal Republic of Brazil,
61,157	8.00%, 1/15/18	Ba3/BB-	66,141,296
6,000	8.25%, 1/20/34	Ba3/BB-	6,384,000
8,250	8.875%, 4/15/24	Ba3/BB-	9,219,375
2,000	10.50%, 7/14/14	Ba3/BB-	2,456,000
5,000	11.00%, 1/11/12	Ba3/BB-	6,112,500
2,600	11.00%, 8/17/40	Ba3/BB-	3,354,650
			93,667,821

Panama—0.2%
3,750	Republic of Panama, 9.375%, 4/1/29	Ba1/BB	4,734,375

	Total Sovereign Debt Obligations (cost—$84,951,613)		98,402,196

SENIOR LOANS (a)(b)(c)—2.3%
Chemicals—0.3%
€6,000	INEOS Holdings Ltd., 9.451%, 10/7/06		7,094,993

Containers & Packaging—0.3%
	Kappa Jefferson, (g)
€2,650	5.164%, 11/29/13, Term B		3,101,267
€2,650	5.664%, 11/29/14, Term C		3,101,266
$750	7.114%, 11/29/13, Term B		749,656
750	7.614%, 11/29/14, Term C		749,656
			7,701,845

PIMCO High Income Fund Schedule of Investments

December 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Diversified Manufacturing—0.2%
	Invensys PLC,
$2,255	7.791%, 9/5/09, Term B1		$2,294,233
3,000	8.529%, 12/30/09		3,082,500
			5,376,733

Electronics—0.3%
7,000	DRS Technologies Bridge, 11/22/06 (e)(g)		7,018,711

Real Estate—0.5%
	General Growth Properties, Inc.,
9,910	6.12%, 11/12/07, Term A		9,942,288
3,478	6.39%, 11/12/08, Term B		3,505,969
			13,448,257

Retail—0.3%
8,000	RH Donnelly Corp., 12/13/15 (e)(g)		8,008,813

Telecommunications—0.2%
6,500	Intersat Bridge, 4/24/06 (e)(g)		6,518,393

Wholesale—0.2%
	Roundy’s, Inc., Term B,
667	7.24%, 11/1/11		663,667
4,333	7.34%, 11/1/11		4,313,833
			4,977,500

	Total Senior Loans (cost—$59,975,698)		60,145,245

CALIFORNIA MUNICIPAL SECURITIES—0.6%
	Los Angeles Community Redevelopment Agency Rev., Ser. H,
380	8.25%, 9/1/07	NR/NR	380,509
725	9.00%, 9/1/12	NR/NR	760,199
1,160	9.75%, 9/1/17	NR/NR	1,263,600
1,375	9.75%, 9/1/22	NR/NR	1,500,015
2,170	9.75%, 9/1/27	NR/NR	2,356,815
3,480	9.75%, 9/1/32	NR/NR	3,772,146
	San Diego Redevelopment Agency, Tax Allocation,
1,785	6.59%, 11/1/13	Baa3/NR	1,708,191
1,435	7.49%, 11/1/18	Baa3/NR	1,444,873
1,885	7.74%, 11/1/21	Baa3/NR	1,916,668

	Total California Municipal Securities (cost—$14,900,484)		15,103,016

CONVERTIBLE BONDS—0.2%
Multi-Media—0.2%
7,100	Sinclair Broadcast Group, Inc., 4.875%, 7/15/18, VRN (cost—$6,628,229)	B3/B	6,185,875

PIMCO High Income Fund Schedule of Investments

December 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
ASSET-BACKED SECURITIES—0.0%
$788	Reliant Energy Mid-Atlantic Power Holdings LLC, 9.237%, 7/2/17, Ser. B (cost—$835,814)	B1/B1	$844,181

Shares
PREFERRED STOCK—1.0%
Financing—1.0%
24,700	Fresenius Medical Care Capital Trust II, 7.875%, UNIT	B1/BB-	25,564,500

Telecommunications—0.0%
155,565	Superior Essex Holding Corp., 9.50%, Ser. A	NR/NR	124,452

	Total Preferred Stock (cost—$26,157,273)		25,688,952

Principal
Amount
(000)
SHORT-TERM INVESTMENTS — 5.6%
Sovereign Debt Obligations—3.4%
Germany—3.4%
€75,000	Bundesschatzanweisungen, 2.75%, 6/23/06 (cost—$88,917,979)	Aaa/AAA	88,528,966

Commercial Paper—0.9%
Financing—0.9%
	UBS Finance LLC,
$1,800	4.29%, 1/3/06	NR/NR	1,799,571
22,900	4.30%, 1/3/06	NR/NR	22,894,529

	Total Commercial Paper (cost—$24,694,100)		24,694,100

U.S. Treasury Bills (i)—0.4%
9,275	3.82%-3.926%, 3/2/06-3/16/06 (cost—$9,204,172)		9,191,944

Corporate Notes (a)(d)—0.1%
Telecommunications—0.1%
3,316	Calpoint Receivable Structured Trust, 7.44%, 12/10/06 (cost—$3,290,785)	B3/NR	3,341,356

Repurchase Agreements—0.8%
17,000	Lehman Brothers, dated 12/30/05, 3.25%, due 1/3/06, proceeds $17,006,055; collateralized by Treasury Bill, 4.039%, 3/9/06, valued at $17,378,888 including accrued interest		17,000,000
4,942	State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $4,944,142; collateralized by Fannie Mae 5.25%, 6/15/06, valued at $5,044,317 including accrued interest		4,942,000

	Total Repurchase Agreements (cost—$21,942,000)		21,942,000

	Total Short-Term Investments (cost—$148,049,036)		147,698,366

	Total Investments before options written (cost—$2,593,313,516)-100.1%		2,652,172,366

Contracts		Value*
OPTIONS WRITTEN (j)—(0.1)%
	Call Options—(0.1)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
2,821	strike price $110, expires 2/24/06	$(1,586,812)

	Put Options—(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
1,250	strike price $104, expires 5/26/06	(195,312)
1,118	strike price $107, expires 2/24/06	(174,688)
		(370,000)

	Total Options Written (premiums received—$2,443,408)	(1,956,812)

	Total Investments net of options written (cost—$2,590,870,108)-100.0%	$2,650,215,554

Notes to Schedule of Investments

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices supplied by independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such senior loans as provided by and independent pricing service. Other Senior Loans are valued at fair-value by Pacific Investment Management Company LLC (the “Sub-Adviser”). Such procedures by the Sub-Adviser include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any, (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the exchange is open for business.

(a)	Private Placement. Restricted as to resale and may not have a readily available market.
(b)	Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(e)	Unsettled security, coupon rate undetermined at December 31, 2005.
(f)	Security in default.
(g)	Fair-valued security.
(h)	Credit-linked trust certificate.
(i)	All or partial amount segregated as initial margin on futures contracts.
(j)	Non-income producing.

Glossary:

€ - Euros

ABS - Asset Backed Security

FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

LIBOR - London Interbank Offered Rate

NR - Not Rated

REIT - Real Estate Investment Trust

UNIT - More than one class of securities traded together.

VRN - Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on December 31, 2005.

Other Investments:

(1) Futures contracts outstanding at December 31, 2005:

			Expiration	Unrealized
Type		Notional Amount	Date	Depreciation
		(000)
Long:	Eurodollar Future September 2006	$2,510	9/18/06	$(268,524)
	Eurodollar Future December 2006	7,058	12/18/06	(24,999)
				$(293,523)

(2) Transactions in options written for the period ended December 31, 2005:

	Contracts	Premiums
Options outstanding, March 31, 2005	3,602	$982,842
Options written	34,906	9,120,518
Options terminated in closing transactions	(29,419)	(6,738,252)
Options expired	(3,900)	(921,700)
Options outstanding, December 31, 2005	5,189	$2,443,408

(3) Credit default swap contracts outstanding at December  31, 2005:

			Fixed	Unrealized
Swap Counterparty/	Notional Amount	Termination	Rate Received by	Appreciation
Referenced Debt Obligation	Payable on Default	Date	Fund	(Depreciation)
	(000)

Bank of America
AES Corp.	$1,000	12/20/07	1.50%	$1,723
Bombardier	3,000	12/20/06	1.75%	(9,739)
Ford Motor Credit Corp.	10,000	12/20/06	4.75%	(420,400)
Williams PLC	2,000	12/20/07	1.15%	12,890
Bear Stearns
CVC	3,000	12/20/07	2.15%	28,580
Georgia-Pacific Corp.	1,500	12/20/07	0.82%	(32,482)
MGM Mirage	3,500	9/20/09	1.92%	45,772
Royal Caribbean Cruises Ltd.	3,500	9/20/07	1.50%	71,429
Citibank Group
Allied Waste Industries	3,500	9/20/07	2.18%	14,596
Crown Cork	3,500	9/20/07	2.38%	74,891
Owens-Brockway	7,000	9/20/07	2.05%	44,329
Starwood Hotels & Resorts Worldwide	3,500	9/20/07	2.18%	58,736
Credit Suisse First Boston
Allied Waste Industries	3,000	3/20/06	1.35%	10,350
Bombardier	10,000	3/20/06	2.60%	100,296
Goldman Sachs
HCA	1,000	12/20/07	0.75%	3,672
Starwood Hotels & Resorts Worldwide	1,000	12/20/07	1.10%	16,051
HSBC Bank
GMAC	6,000	6/20/06	4.25%	50,157
JP Morgan Chase
AES Corp.	3,500	9/20/07	2.15%	43,983
Electronic Data	1,000	12/20/07	1.30%	21,515
Stone Container Corp.	4,700	12/20/09	2.30%	(291,705)
Lehman Securities
Arvin Meritor	3,000	12/20/09	2.35%	(215,277)
Morgan Stanley
Georgia-Pacific Corp.	5,000	12/20/09	1.15%	(323,456)
UBS AG
Ford Motor Credit Corp.	2,500	12/20/06	5.00%	3,571
GMAC	5,500	9/20/06	5.05%	(7,274)
Wachovia Securities
GMAC	11,200	3/20/06	0.97%	(392,968)
GMAC	2,750	3/20/06	1.16%	(95,186)
GMAC	8,600	3/20/06	1.20%	(296,817)
				$(1,482,763)

(4) Interest rate swap agreements outstanding at December 31, 2005:

			Rate Type		Unrealized
Swap	Notional Amount	Termination	Payments Made	Payments Received	Appreciation
Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)

UBS Securities	$680,000	3/16/25	3 Month LIBOR	5.24%	$18,211,965
UBS Securities	680,000	6/15/25	5.25%	3 Month LIBOR	(15,232,136)
					$2,979,829

(5) Forward foreign currency contracts outstanding at December 31, 2005:

			Unrealized
	U.S.$ Value	U.S.$ Value	Appreciation
	Origination Date	December 31, 2005	(Depreciation)
Purchased:
Euros, settling 1/18/06	$3,093,766	$3,081,823	$(11,943)
Japanese Yen, settling 1/10/06	29,592,208	29,570,108	(22,100)

Sold:
Euros, settling 1/18/06	43,301,835	43,274,220	27,615
			$(6,428)

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO High Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 27, 2006

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 27, 2006

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 27, 2006